EMPLOYEE BENEFIT PLANS - Obligations and Funded Status (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Sep. 26, 2015
Domestic Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	$ (73.9)	$ (73.9)
Accumulated benefit obligation	(72.5)	(72.5)			$ (72.2)
Service cost	0.8	0.8
Interest cost	0.5	0.5
Recognition of actuarial loss	0.9	8.3
Recognition of curtailment gain	0.5
Domestic Pension Plan | Accrued expenses
Defined Benefit Plan Disclosure [Line Items]
Short-term liability associated with plan	64.9	64.9
Domestic Pension Plan | Other long-term liabilities
Defined Benefit Plan Disclosure [Line Items]
Long-term liability associated with plan	9.0	9.0
Domestic Postretirement Plans
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(3.2)	(3.2)	$ (3.2)
Accumulated benefit obligation	5.8	5.8	5.8
Domestic Postretirement Plans | Accrued expenses
Defined Benefit Plan Disclosure [Line Items]
Short-term liability associated with plan	0.1	0.1	0.4
Domestic Postretirement Plans | Other long-term liabilities
Defined Benefit Plan Disclosure [Line Items]
Long-term liability associated with plan	3.1	3.1	5.4
Foreign Pension Plans
Defined Benefit Plan Disclosure [Line Items]
Funded status of plan	(47.4)	(47.4)	(55.3)
Defined Benefit Plan, Accumulated Benefit Obligation	48.3	48.3	56.2
Accumulated benefit obligation	$ (51.6)	(51.6)	(59.4)	$ (59.3)
Service cost		1.2	1.2	1.1
Interest cost		1.3	1.7	$ 1.8
Recognition of actuarial loss		$ (1.8)	$ 6.7